Share-Based Compensation - RSUs movement (Details) - RSUs $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the year | EquityInstruments	643,853	367,162
Granted during the year | EquityInstruments		522,811
Vested during the year | EquityInstruments	(642,637)	(245,061)
Forfeited during the year | EquityInstruments	(1,216)	(1,059)
Outstanding at end of the year | EquityInstruments		643,853	367,162
Weighted average contractual life
Weighted average contractual life		1 year 10 months 24 days	1 year 1 month 28 days
Aggregate fair value
Outstanding at the beginning of the year | $	$ 4,124	$ 5,988
Granted during the year | $		1,824
Vested during the year | $	(4,104)	(3,671)
Forfeited during the year | $	$ (20)	(17)
Outstanding at the end of the year | $		$ 4,124	$ 5,988